Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

As of December 31, 2011 and 2012 and June 30, 2013 (unaudited), the carrying amount of goodwill was $24,879 and resulted from the acquisition of SageQuest in July 2010. The Company completed its annual impairment test of goodwill on October 31, 2012. No impairment of goodwill was recorded during the years ended December 31, 2010, 2011 and 2012 or during the six months ended June 30, 2012 and 2013 (unaudited).

Intangible assets consisted of the following as of December 31, 2011 and 2012 and June 30, 2013, with gross and net amounts of foreign currency-denominated intangible assets reflected at December 31, 2010, 2011 and 2012 and June 30, 2013 exchange rates, respectively:

	December 31, 2011
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(2,714)	$8,386
Acquired developed technology	1,300	(737)	563
Trademarks	400	(189)	211
Patent	259	(78)	181

Total	$13,059	$(3,718)	$9,341

	December 31, 2012
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(4,554)	$6,546
Acquired developed technology	1,300	(1,104)	196
Trademarks	400	(300)	100
Patent	237	(66)	171

Total	$13,037	$(6,024)	$7,013

	June 30, 2013
	Gross Amount	Accumulated Amortization	Carrying Value
		(unaudited)
Customer relationships	$11,100	$(5,356)	$5,744
Acquired developed technology	1,300	(1,202)	98
Trademarks	400	(329)	71
Patent	235	(71)	164

Total	$13,035	$(6,958)	$6,077

Amortization expense related to intangible assets was $317, $3,349 and $2,332 for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expense of $250, $514 and $383 for the years ended December 31, 2010, 2011 and 2012, respectively, was included in the cost of subscription revenues in the consolidated statements of operations, and amortization expense of $67, $2,835 and $1,949 for the years ended December 31, 2010, 2011 and 2012, respectively, was included in sales and marketing expense in the consolidated statements of operations.

Amortization expense related to intangible assets was $1,166 and $934 for the six months ended June 30, 2012 and 2013 (unaudited), respectively. Amortization expense of $190 and $104 for the six months ended June 30, 2012 and 2013 (unaudited), respectively, was included in the cost of subscription revenues in the consolidated statements of operations, and amortization expense of $976 and $830 for the six months ended June 30, 2012 and 2013 (unaudited), respectively, was included in sales and marketing expense in the consolidated statements of operations.

The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

Years Ending December 31,
2013	$1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120

Total	$7,013